Income Taxes - Additional Information (Detail)	12 Months Ended
	May 31, 2016 USD ($) $ / shares	May 31, 2016 CNY (¥)	May 31, 2015 USD ($) $ / shares	May 31, 2014 USD ($) $ / shares
Income Taxes [Line Items]
Income tax rate	14.04%	14.04%	11.89%	10.71%
Cash paid for dividend	$ 62,668,000			$ 54,476,000
Valuation allowance	3,624,000		$ 2,952,000
Increase in valuation allowance	672,000
Net operating loss	39,270,000
Increase of income tax expense	$ 47,559,000		$ 47,080,000	$ 49,464,000
Decrease in basic net income per share | $ / shares	$ 0.30		$ 0.30	$ 0.32
Decrease in diluted net income per share | $ / shares	$ 0.30		$ 0.30	$ 0.31
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors			10.00%
Aggregate undistributed earnings available for distribution	$ 1,133,217,000		$ 789,338,000
Unrecognized tax benefits	0		0	$ 0
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend	75,898,000		55,587,000
Withholding tax paid for the dividend	$ 7,590,000		5,559,000
Beijing Pioneer Technology Company Limited [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000	¥ 100,000
Shanghai Smart Words Software Technology Company Limited [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend			$ 5,559,000
Beijing Hewstone, Shanghai Smart Words and Beijing Decision [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend	$ 7,590,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%	15.00%
Preferential tax rate				15.00%
Newly established software enterprise (NESE) [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%
Tax holiday year	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2017	May 31, 2017
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2021	May 31, 2021